Investment Portfolioas of March 31, 2024 (Unaudited)
DWS Core Equity VIP
	Shares	Value ($)

Common Stocks 99.7%
Communication Services 8.3%
Entertainment 1.3%
Spotify Technology SA*	5,835	1,539,856
Interactive Media & Services 6.0%
Alphabet, Inc. "A"*	4,186	631,793
Alphabet, Inc. "C"*	24,423	3,718,646
Meta Platforms, Inc. "A"	5,784	2,808,595
		7,159,034
Wireless Telecommunication Services 1.0%
T-Mobile U.S., Inc.	7,463	1,218,111
Consumer Discretionary 11.6%
Automobiles 0.6%
Tesla, Inc.*	1,511	265,619
Thor Industries, Inc.	4,325	507,495
		773,114
Broadline Retail 4.3%
Amazon.com, Inc.*	21,363	3,853,458
Macy's, Inc.	64,663	1,292,613
		5,146,071
Hotels, Restaurants & Leisure 2.0%
DraftKings, Inc. "A"*	26,414	1,199,460
Hilton Worldwide Holdings, Inc.	5,347	1,140,568
		2,340,028
Household Durables 1.3%
PulteGroup, Inc.	7,340	885,351
Whirlpool Corp.	5,145	615,496
		1,500,847
Leisure Products 0.8%
Brunswick Corp.	5,989	578,059
Hasbro, Inc.	7,854	443,908
		1,021,967
Specialty Retail 0.7%
Bath & Body Works, Inc.	11,852	592,837
Wayfair, Inc. "A"*	3,552	241,110
		833,947
Textiles, Apparel & Luxury Goods 1.9%
Deckers Outdoor Corp.*	1,186	1,116,334
PVH Corp.	8,077	1,135,707
		2,252,041
Consumer Staples 5.2%
Beverages 1.9%
Coca-Cola Co.	5,153	315,261

Constellation Brands, Inc. "A"	5,073	1,378,638
Molson Coors Beverage Co. "B"	8,050	541,363
		2,235,262
Consumer Staples Distribution & Retail 1.1%
Costco Wholesale Corp.	407	298,181
Walmart, Inc.	16,802	1,010,976
		1,309,157
Household Products 0.8%
Church & Dwight Co., Inc.	3,192	332,957
Clorox Co.	3,898	596,823
		929,780
Personal Care Products 1.0%
Coty, Inc. "A"*	102,817	1,229,691
Tobacco 0.4%
Philip Morris International, Inc.	5,376	492,549
Energy 3.5%
Energy Equipment & Services 0.8%
Schlumberger NV	5,440	298,166
TechnipFMC PLC	25,613	643,143
		941,309
Oil, Gas & Consumable Fuels 2.7%
Cheniere Energy, Inc.	7,104	1,145,733
HF Sinclair Corp.	35,302	2,131,182
		3,276,915
Financials 13.1%
Banks 4.7%
Bank of America Corp.	19,937	756,011
JPMorgan Chase & Co.	17,466	3,498,440
Wells Fargo & Co.	23,590	1,367,276
		5,621,727
Capital Markets 3.4%
Ameriprise Financial, Inc.	3,422	1,500,342
Coinbase Global, Inc. "A"*	5,640	1,495,277
MSCI, Inc.	1,064	596,319
S&P Global, Inc.	1,163	494,798
		4,086,736
Financial Services 3.3%
Apollo Global Management, Inc.	7,689	864,628
Mastercard, Inc. "A"	1,076	518,169
Visa, Inc. "A"	8,974	2,504,464
		3,887,261
Insurance 1.7%
Aflac, Inc.	5,886	505,372
Cincinnati Financial Corp.	4,769	592,167
Marsh & McLennan Companies, Inc.	4,143	853,375
		1,950,914
Health Care 12.4%
Biotechnology 3.0%
AbbVie, Inc.	9,138	1,664,030

Amgen, Inc.	5,517	1,568,593
Moderna, Inc.*	3,387	360,919
		3,593,542
Health Care Equipment & Supplies 2.2%
Becton Dickinson & Co.	3,486	862,611
Medtronic PLC	6,131	534,317
Stryker Corp.	1,845	660,270
Zimmer Biomet Holdings, Inc.	3,643	480,803
		2,538,001
Health Care Providers & Services 3.9%
Centene Corp.*	18,054	1,416,878
Cigna Group	3,138	1,139,690
Elevance Health, Inc.	3,026	1,569,102
HCA Healthcare, Inc.	1,623	541,319
		4,666,989
Life Sciences Tools & Services 0.7%
Danaher Corp.	1,641	409,790
Illumina, Inc.*	3,178	436,403
		846,193
Pharmaceuticals 2.6%
Bristol-Myers Squibb Co.	16,462	892,734
Johnson & Johnson	6,815	1,078,065
Merck & Co., Inc.	4,184	552,079
Viatris, Inc.	47,549	567,735
		3,090,613
Industrials 10.8%
Aerospace & Defense 3.1%
Curtiss-Wright Corp.	2,447	626,285
Lockheed Martin Corp.	3,909	1,778,087
Textron, Inc.	5,877	563,780
TransDigm Group, Inc.	548	674,917
		3,643,069
Building Products 1.5%
Owens Corning	10,664	1,778,755
Commercial Services & Supplies 1.9%
Veralto Corp.	3,500	310,310
Waste Management, Inc.	9,343	1,991,460
		2,301,770
Electrical Equipment 0.3%
Sunrun, Inc.*	24,536	323,385
Industrial Conglomerates 0.3%
3M Co.	2,867	304,103
Machinery 2.9%
Caterpillar, Inc.	6,596	2,416,972
PACCAR, Inc.	8,422	1,043,402
		3,460,374
Professional Services 0.8%
Automatic Data Processing, Inc.	2,281	569,657
Verisk Analytics, Inc.	1,830	431,386
		1,001,043

Information Technology 27.6%
Communications Equipment 0.5%
Cisco Systems, Inc.	11,479	572,917
IT Services 0.5%
Accenture PLC "A"	1,566	542,791
Semiconductors & Semiconductor Equipment 8.4%
Advanced Micro Devices, Inc.*	8,222	1,483,989
Intel Corp.	22,620	999,125
Lam Research Corp.	1,317	1,279,558
MKS Instruments, Inc.	3,283	436,639
NVIDIA Corp.	4,296	3,881,694
QUALCOMM, Inc.	11,611	1,965,742
		10,046,747
Software 11.5%
Adobe, Inc.*	1,167	588,868
Microsoft Corp.	24,006	10,099,804
Oracle Corp.	19,667	2,470,372
Synopsys, Inc.*	1,020	582,930
		13,741,974
Technology Hardware, Storage & Peripherals 6.7%
Apple, Inc.	46,550	7,982,394
Materials 2.3%
Chemicals 1.3%
Corteva, Inc.	9,852	568,165
DuPont de Nemours, Inc.	4,235	324,697
Linde PLC	1,538	714,124
		1,606,986
Containers & Packaging 0.5%
AptarGroup, Inc.	3,758	540,739
Metals & Mining 0.5%
Nucor Corp.	3,213	635,853
Real Estate 2.9%
Health Care REITs 0.8%
Medical Properties Trust, Inc. (a)	196,427	923,207
Industrial REITs 0.9%
Prologis, Inc.	8,582	1,117,548
Residential REITs 0.7%
AvalonBay Communities, Inc.	4,215	782,135
Specialized REITs 0.5%
Iron Mountain, Inc.	7,993	641,119
Utilities 2.0%
Electric Utilities 0.9%
FirstEnergy Corp.	10,144	391,761
NRG Energy, Inc.	10,193	689,964
		1,081,725

Multi-Utilities 0.4%
WEC Energy Group, Inc.	5,916	485,822
Water Utilities 0.7%
American Water Works Co., Inc.	6,231	761,491
Total Common Stocks (Cost $61,901,386)		118,757,602

Securities Lending Collateral 0.7%
DWS Government & Agency Securities Portfolio "DWS Government Cash Institutional Shares", 5.26% (b) (c) (Cost $884,000)	884,000	884,000

Cash Equivalents 0.0%
DWS Central Cash Management Government Fund, 5.36% (b) (Cost $14,599)	14,599	14,599

	% of Net Assets	Value ($)
Total Investment Portfolio (Cost $62,799,985)	100.4	119,656,201
Other Assets and Liabilities, Net	(0.4)	(499,304)
Net Assets	100.0	119,156,897
For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.
A summary of the Fund’s transactions with affiliated investments during the period ended March 31, 2024 are as follows:
Value ($) at 12/31/2023	Purchases Cost ($)	Sales Proceeds ($)	Net Realized Gain/ (Loss) ($)	Net Change in Unrealized Appreciation (Depreciation) ($)	Income ($)	Capital Gain Distributions ($)	Number of Shares at 3/31/2024	Value ($) at 3/31/2024
Securities Lending Collateral 0.7%
DWS Government & Agency Securities Portfolio "DWS Government Cash Institutional Shares", 5.26% (b) (c)
277,200	606,800 (d)	—	—	—	3,266	—	884,000	884,000
Cash Equivalents 0.0%
DWS Central Cash Management Government Fund, 5.36% (b)
283,620	2,375,739	2,644,760	—	—	9,909	—	14,599	14,599
560,820	2,982,539	2,644,760	—	—	13,175	—	898,599	898,599

*	Non-income producing security.
(a)
All or a portion of these securities were on loan. In addition, "Other Assets and Liabilities, Net" may include pending sales that are also on loan. The value of securities loaned at March 31, 2024 amounted to $830,960, which is 0.7% of net assets.

(b)	Affiliated fund managed by DWS Investment Management Americas, Inc. The rate shown is the annualized seven-day yield at period end.
(c)	Represents cash collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.
(d)	Represents the net increase (purchase cost) or decrease (sales proceeds) in the amount invested in cash collateral for the period ended March 31, 2024.

REIT: Real Estate Investment Trust

Fair Value Measurements
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.
The following is a summary of the inputs used as of March 31, 2024 in valuing the Fund’s investments.
Assets	Level 1	Level 2	Level 3	Total
Common Stocks (a)	$118,757,602	$—	$—	$118,757,602
Short-Term Investments (a)	898,599	—	—	898,599
Total	$119,656,201	$—	$—	$119,656,201

(a)	See Investment Portfolio for additional detailed categorizations.
OBTAIN AN OPEN-END FUND PROSPECTUS
To obtain a summary prospectus, if available, or prospectus, download one from fundsus.dws.com, talk to your financial representative or call (800) 728-3337. We advise you to carefully consider the product's objectives, risks, charges and expenses before investing. The summary prospectus and prospectus contain this and other important information about the investment product. Please read the prospectus carefully before you invest.
CLOSED-END FUNDS
Closed-end funds, unlike open-end funds, are not continuously offered. There is a one time public offering and once issued, shares of closed-end funds are sold in the open market through a stock exchange. Shares of closed-end funds frequently trade at a discount to net asset value. The price of the fund’s shares is determined by a number of factors, several of which are beyond the control of the fund. Therefore, the fund cannot predict whether its shares will trade at, below or above net asset value.
The brand DWS represents DWS Group GmbH & Co. KGaA and any of its subsidiaries such as DWS Distributors, Inc. which offers investment products or DWS Investment Management Americas Inc. and RREEF America L.L.C. which offer advisory services.
DWS Distributors, Inc., 222 South Riverside Plaza, Chicago, IL 60606, (800) 621-1148
NO BANK GUARANTEE | NOT FDIC INSURED | MAY LOSE VALUE
VS1coreq-PH1
R-080548-2 (1/25)